Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Determination of the Fair Value of Financial Instruments

Determination of the fair value as of December 31, 2019 and 2018

	As of December 31,
	2019
		Estimated fair value
	Book value	Recurring	Non-recurring (*)
	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	1,009,681	—	1,009,681
Cash items in process of collection	231,305	—	231,305
Financial instruments at fair value through profit or loss	183,702	183,702	—
Financial instruments at fair value through other comprehensive income	3,598,890	3,598,890	—
Loans and accounts receivable at amortized cost	22,254,697	—	23,313,453
Financial instruments at amortized cost	115,658	—	114,175
Investments under resale agreements	75,975	—	75,975
Financial derivative contracts	3,154,957	3,154,957	—
Interbank loans, net	56,396	—	56,396
Totals	30,681,261	6,937,549	24,800,985
LIABILITIES
Deposits and other demand liabilities	4,873,448	—	4,873,448
Cash in process of being cleared	164,573	—	164,573
Obligations under repurchase agreements	559,457	—	559,457
Time deposits and other time liabilities	11,620,187	—	11,692,076
Financial derivative contracts	2,938,034	2,938,034	—
Interbank borrowings	2,646,756	—	2,646,176
Debt instruments issued	6,408,356	—	7,244,551
Lease contract liabilities	172,924	—	175,263
Other financial liabilities	12,966	—	12,966
Totals	29,396,701	2,938,034	27,368,510

(*) Non-recurring items correspond to those line items that are carried at cost, but their corresponding fair value has been estimated for disclosure purposes only.

Note 35 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31,
	2018
		Estimated fair value
	Book value	Recurring	Non-recurring
	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	987,680	—	987,680
Cash items in process of collection	318,658	—	318,658
Financial instruments at fair value through profit or loss	96,943	96,943	—
Financial instruments at fair value through other comprehensive income	2,657,154	2,657,154	—
Loans and accounts receivable at amortized cost	20,714,370	—	20,827,852
Financial instruments at amortized cost	198,923	—	199,561
Investments under resale agreements	109,467	—	109,467
Financial derivative contracts	1,368,957	1,368,957	—
Interbank loans, net	341,244	—	341,244
Totals	26,793,396	4,123,054	22,784,462
LIABILITIES
Deposits and other demand liabilities	4,300,475	—	4,300,475
Cash in process of being cleared	247,165	—	247,165
Obligations under repurchase agreements	1,015,614	—	1,015,614
Time deposits and other time liabilities	10,121,111	—	10,135,722
Financial derivative contracts	1,112,806	1,112,806	—
Interbank borrowings	2,327,723	—	2,335,509
Debt instruments issued	6,010,124	—	6,311,527
Other financial liabilities	12,400	—	12,400
Totals	25,147,418	1,112,806	24,358,412

Schedule of Fair Value Measurements of Assets and Liabilities Only for Disclosure Purposes (Non-recurring)

Fair Value Measurements of assets and liabilities only for disclosure purposes (non-recurring) :

	As of December 31,
Non-recurring fair value measurement	2019	2018
	MCh$	MCh$
ASSETS
Cash and deposits in banks	1,009,681	987,680
Cash items in process of collection	231,305	318,658
Loans and accounts receivable at amortized cost	23,313,453	20,827,852
Investments under resale agreements	75,975	109,467
Interbank loans, net	56,396	341,244
Financial instruments at amortized cost	114,175	199,561
Totals	24,800,985	22,784,462
LIABILITIES
Deposits and other demand liabilities	4,873,448	4,300,475
Cash in process of being cleared	164,573	247,165
Obligations under repurchase agreements	559,457	1,015,614
Time deposits and other time liabilities	11,692,076	10,135,722
Interbank borrowings	2,646,176	2,335,509
Debt issued	7,244,551	6,311,527
Lease contract liabilities	175,263	—
Other financial obligations	12,966	12,400
Totals	27,368,510	24,358,412

Schedule of Fair Value Measurement of Financial Assets and Liabilities (Recurring)

Fair Value measurement of financial assets and liabilities (recurring) -:

	As of December 31,
Fair value measurement of recurring items	2019	2018
	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	183,702	96,943
Central Bank of Chile and Government securities	80,898	36,608
Other securities issued in Chile	23,123	4,017
Foreign government and Central Bank instruments	67,088	23,276
Other instruments issued abroad	4,390	19,505
Investments in mutual funds	5,903	3,532
Other investments at FVTPL	2,300	10,005
Financial instruments at fair value through other comprehensive income	3,598,890	2,657,154
Central Bank of Chile and Government securities	2,174,278	1,352,084
Other securities issued in Chile	536,576	196,439
Foreign government and Central Bank instruments	165,927	769,693
Other instruments issued abroad	716,423	332,560
Other investments at FVOCI	5,686	6,378
Financial derivative contracts	3,154,957	1,368,957
Forwards	454,300	342,993
Swaps	2,696,635	1,021,701
Call options	3,805	4,217
Put options	217	46
Others	—	—
Total	6,937,549	4,123,054
LIABILITIES
Financial derivative contracts	2,938,034	1,112,806
Forwards	504,275	322,241
Swaps	2,431,436	788,133
Call options	1,758	1,493
Put options	565	939
Total	2,938,034	1,112,806

Schedule of Financial Derivative Instruments

These adjustments are recorded periodically in the financial statements. As of December 2018, 2017 and 2016, the portfolio of derivative contracts in both Chile and Colombia is detailed as follows:

	As of December 31,
	2019		2018		2017
	CVA	DVA	CVA	DVA	CVA	DVA
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedging	(2)	1	—	—	(2)	815
Fair value hedge	—	—	—	—	(11)	783
Currency forwards	—	—	—	—	—	—
Currency swaps	—	—	—	—	(5)	222
Interest rate swaps	—	—	—	—	(6)	561
Cash flow hedge	(2)	1	—	—	1	54
Currency forwards	(2)	1	—	—	(1)	(13)
Currency swaps	—	—	—	—	—	27
Interest rate swaps	—	—	—	—	2	40
Hedge of net investments in a foreign operation	—	—	—	—	8	(22)
Currency forwards	—	—	—	—	8	(22)
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—
Derivatives held for trading	(28,172)	446	(37,821)	340	(53,396)	554
Currency forwards	(341)	123	(127)	65	(258)	(724)
Currency swaps	(4,642)	295	(31,167)	127	(42,829)	367
Interest rate swaps	(23,189)	28	(6,527)	148	(10,244)	911
Call currency options	—	—	—	—	—	—
Put currency options	—	—	—	—	(65)	—
Total financial derivative contracts	(28,174)	447	(37,821)	340	(53,398)	1,369

Schedule of Impacts on the Portfolio of a Recalibration

The table below summarizes the impacts on the portfolio of a recalibration of the models based on a stress scenario, recalibrating parameters with the shock incorporated.

	As of December 31, 2019			As of December 31, 2018
	Forward			Forward
	Americano	Basis TAB	Basis TAB	Americano	Basis TAB	Basis TAB
Impact calibration	USD-CLP	CLP	CLF	USD-CLP	CLP	CLF
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Volatility exchange rate USD-CLP	—	—	—	—	—	—
TAB 30	—	98	—	—	116	—
TAB 90	—	4	—	—	26	—
TAB 180	—	39	18	—	50	21
TAB 360	—	—	4	—	3	5
Totals	—	141	22	—	195	26

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table classifies assets and liabilities measured at fair value on a recurring basis, in accordance with the fair value hierarchy established in IFRS 13, as of December 31, 2019 and 2018 :

	As of December 31, 2019
		Market value of the	Other observable	Non-observable
Measurement at fair value of instruments		asset for identified assets	significant inputs	significant inputs
on a recurring basis using	Fair value	(Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	183,702	177,009	6,693	—
Central Bank of Chile and Government securities	80,898	80,898	—	—
Other securities issued locally	23,123	23,120	3	—
Foreign government and Central Bank instruments	67,088	67,088	—	—
Other securities issued abroad	4,390	—	4,390	—
Investments in mutual funds	5,903	5,903	—	—
Other investments at FVTPL	2,300	—	2,300	—
Financial instruments at fair value through other comprehensive income	3,598,890	3,009,607	589,283	—
Central Bank of Chile and Government securities	2,174,278	2,174,278	—	—
Other securities issued locally	536,576	—	536,576	—
Foreign government and Central Bank instruments	165,927	165,927	—	—
Other securities issued abroad	716,423	669,402	47,021	—
Other investments at FVOCI	5,686	—	5,686	—
Financial derivative contracts	3,154,957	—	3,127,525	27,432
Forwards	454,299	—	449,239	5,060
Swaps	2,696,636	—	2,674,264	22,372
Call options	3,805	—	3,805	—
Put options	217	—	217	—
Totals	6,937,549	3,186,616	3,723,501	27,432
LIABILITIES
Financial derivative contracts	2,938,034	—	2,936,915	1,119
Forwards	504,275	—	504094	181
Swaps	2,431,436	—	2430498	938
Call options	1,758	—	1758	—
Put options	565	—	565	—
Totals	2,938,034	—	2,936,915	1,119

Note 35 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2018
		Market value of the	Other observable	Non-observable
Measurement at fair value of instruments		asset for identified assets	significant inputs	significant inputs
on a recurring basis using	Fair value	(Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	96,943	67,430	29,513	—
Central Bank of Chile and Government securities	36,608	36,608	—	—
Other securities issued locally	4,017	4,014	3	—
Foreign government and Central Bank instruments	23,276	23,276	—	—
Other securities issued abroad	19,505	—	19,505	—
Investments in mutual funds	3,532	3,532	—	—
Other investments at FVTPL	10,005	—	10,005	—
Financial instruments at fair value through other comprehensive income	2,657,154	2,458,410	198,744	—
Central Bank of Chile and Government securities	1,352,084	1,352,084	—	—
Other securities issued locally	196,439	5,979	190,460	—
Foreign government and Central Bank instruments	769,693	769,693	—	—
Other securities issued abroad	332,560	330,654	1,906	—
Other investments at FVOCI	6,378	—	6,378	—
Financial derivative contracts	1,368,957	—	1,341,801	27,156
Forwards	342,993	—	342,375	618
Swaps	1,021,701	—	995,163	26,538
Call options	4,217	—	4,217	—
Put options	46	—	46	—
Totals	4,123,054	2,525,840	1,570,058	27,156
LIABILITIES
Financial derivative contracts	1,112,806	—	1,112,237	569
Forwards	322,241	—	322,192	49
Swaps	788,133	—	787,613	520
Call options	1,493	—	1,493	—
Put options	939	—	939	—
Totals	1,112,806	—	1,112,237	569

Schedule of Reconciliation by Fair Value Heirarchy

As of December 31, 2019 and 2018 no transfers were observed between Level 1 and Level 2, as shown below

	As of December 31,
Measurement at fair value of instruments	2019
that are valued recurrently	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	183,702	—	—
Financial instruments at fair value through other comprehensive income	3,598,890	—	—
Financial derivative contracts	3,154,957	—	—
Totals	6,937,549	—	—
LIABILITIES
Financial derivative contracts	2,938,034	—	—
Totals	2,938,034	—	—

	As of December 31,
Measurement at fair value of instruments	2018
that are valued recurrently	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	96,943	—	—
Financial instruments at fair value through other comprehensive income	2,657,154	—	—
Financial derivative contracts	1,368,957	—	—
Totals	4,123,054	—	—
LIABILITIES
Financial derivative contracts	1,112,806	—	—
Totals	1,112,806	—	—

Schedule of Reconciliation of Assets and Liabilities

The following table reconciles assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2018.

	As of December 31, 2019
		Gain (loss)	Gain (loss)	Purchases,	Transfers
	Opening	recognized in	recognized in	sales and	from level 1	Ending
Level 3 reconciliation	balance	profit or loss	equity	agreements	or level 2	balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial derivative contracts	27,156	17,328	—	(17,052)	—	27,432
Forwards	618	12,398	—	(7,956)	—	5,060
Swaps	26,538	4,930	—	(9,096)	—	22,372
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	27,156	17,328	—	(17,052)	—	27,432
LIABILITIES
Financial derivative contracts	569	3,208	—	(2,658)	—	1,119
Forwards	49	2,565	—	(2,433)	—	181
Swaps	520	643	—	(225)	—	938
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	569	3,208	—	(2,658)	—	1,119

	As of December 31, 2018
		Gain (loss)	Gain (loss)	Purchases,	Transfers
	Opening	recognized in	recognized in	sales and	from level 1	Ending
Level 3 reconciliation	balance	profit or loss	equity	agreements	or level 2	balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial derivative contracts	30,528	5,863	—	(9,235)	—	27,156
Forwards	53	716	—	(151)	—	618
Swaps	30,475	5,147	—	(9,084)	—	26,538
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	30,528	5,863	—	(9,235)	—	27,156
LIABILITIES
Financial derivative contracts	605	1,223	—	(1,259)	—	569
Forwards	—	831	—	(782)	—	49
Swaps	605	392	—	(477)	—	520
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	605	1,223	—	(1,259)	—	569

Schedule of Classified Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table classifies assets and liabilities measured at fair value on a non-recurring basis, in accordance with the fair value hierarchy as of December 31, 2019 and 2018.

	As of December 31, 2019
		Market value of the	Other observable	Non-observable
	Estimated fair	asset for identified	significant inputs	significant inputs
Measurement at fair value of items on a non-recurring basis	value	assets (Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS

Cash and deposits in banks	1,009,681	1,009,681	—	—
Cash items in process of collection	231,305	231,305	—	—
Loans and accounts receivable at amortized cost	23,313,453	—	—	23,313,453
Financial instruments at amortized cost	114,175	114,175	—	—
Investments under resale agreements	75,975	75,975	—	—
Interbank loans, net	56,396	56,396	191	191
Totals	24,800,985	1,487,532	191	23,313,644
LIABILITIES
Deposits and other demand liabilities	4,873,448	4,873,448	—	—
Cash in process of being cleared	164,573	164,573	—	—
Obligations under repurchase agreements	559,457	559,457	—	—
Time deposits and other time liabilities	11,692,076	—	11,692,076	—
Interbank borrowings	2,646,176	2,646,176	—	—
Debt instruments issued	7,244,551	—	7,244,551	—
Lease contract liabilities	175,263	—	175,263	—
Other financial liabilities	12,966	12,966	—	—
Totals	27,368,510	8,256,620	19,111,890	—

	As of December 31, 2018
		Market value of the	Other observable	Non-observable
	Estimated fair	asset for identified	significant inputs	significant inputs
Measurement at fair value of items on a non-recurring basis	value	assets (Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS

Cash and deposits in banks	987,680	987,680	—	—
Cash items in process of collection	318,658	318,658	—	—
Investments under resale agreements	109,467	109,467	—	—
Interbank loans, net	199,561	—	199,561	—
Loans and accounts receivable from customers, net	20,827,852	—	—	20,827,852
Held to maturity investments	341,244	341,244	—	—
Totals	22,784,462	1,757,049	199,561	20,827,852
LIABILITIES
Deposits and other demand liabilities	4,300,475	4,300,475	—	—
Cash in process of being cleared	247,165	247,165	—	—
Obligations under repurchase agreements	1,015,614	1,015,614	—	—
Time deposits and other time liabilities	10,135,722	—	10,135,722	—
Borrowings from financial institutions	2,335,509	2,335,509	—	—
Debt instruments issued	6,311,527	—	6,311,527	—
Other financial obligations	12,400	12,400	—	—
Totals	24,358,412	7,911,163	16,447,249	—